PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
NOTE 6 - PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following:

	March 31,	December 31,
	2022	2021
	(Unaudited)
Leasehold improvements	$29,976	$33,196
Construction in progress	597,134	580,816
Air conditioning equipment	22,100	22,106
Office equipment	30,667	30,675
Total property and equipment	679,877	666,793
Less accumulated depreciation and amortization	(26,393)	(22,921)
Property and equipment, net	$653,483	$643,872

 For the three months ended March 31, 2022 and 2021, depreciation and amortization of property and equipment was $ 3,528 and $2,772 respectively.

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net, consisted of the following:

	December 31,	December 31,
	2021	2020
Leasehold improvements	$33,196	$44,777
Construction in progress	580,816	-
Air conditioning equipment	22,106	21,496
Office equipment	30,675	22,241
Total property and equipment	666,793	88,514
Less accumulated depreciation and amortization	(22,921)	(9,361)
Property and equipment, net	$643,872	$79,153

 For the years ended December 31, 2021 and 2020, depreciation and amortization of property and equipment was $13,222 and $8,966 respectively.